GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5—GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets, net are as follows:

	December 31,
	2020	2019

	(In thousands)
Goodwill	$1,879,438	$1,616,867
Intangible assets with indefinite lives	246,913	225,296
Intangible assets with definite lives, net of accumulated amortization	158,927	124,854
Total goodwill and intangible assets, net	$2,285,278	$1,967,017

The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2020:

	Balance at				Foreign	Balance at
	December 31,				Exchange	December 31,
	2019	Additions	(Deductions)	Impairment	Translation	2020

	(In thousands)
ANGI Homeservices	$884,296	$2,665	$—	$—	$5,172	$892,133
Vimeo	219,374	—	(38)	—	—	219,336
Search	265,146	—	—	(265,146)	—	—
Emerging & Other	248,051	519,405	—	—	513	767,969
Total	$1,616,867	$522,070	$(38)	$(265,146)	$5,685	$1,879,438

Additions are primarily related to the acquisitions of Care.com (included in the Emerging & Other segment) and LifeCare (acquired by Care.com in October 2020).

In the quarter ended March 31, 2020, the Company determined that the effects of COVID-19 were an indicator of possible impairment for certain of its reporting units and indefinite-lived intangible assets and identified a $212.0 million impairment related to the goodwill of the Desktop reporting unit and a $21.4 million impairment related to certain indefinite-lived intangible assets of the Desktop reporting unit.

In the quarter ended September 30, 2020, the Company reassessed the fair values of the Desktop reporting unit and the related indefinite-lived intangible assets and recorded impairments equal to the remaining carrying value of the goodwill of $53.2 million and $10.8 million related to the intangible assets. The reduction in the Company’s fair value estimates of the Desktop business in the first and third quarters of 2020 was primarily due to lower consumer queries, increasing challenges in monetization and the reduced ability to market profitably due to policy changes implemented by Google and other browsers. The effects of COVID-19 on monetization were an additional factor.

See “Note 2—Summary of Significant Accounting Policies” for further discussion of the Company’s assessments of impairment of goodwill and indefinite-lived intangible assets.

The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2019:

	Balance at				Foreign	Balance at
	December 31,				Exchange	December 31,
	2018	Additions	(Deductions)	Impairment	Translation	2019

	(In thousands)
ANGI Homeservices	$895,071	$18,326	$(29,293)	$—	$192	$884,296
Vimeo	77,152	142,222	—	—	—	219,374
Search	265,146	—	—	—	—	265,146
Emerging & Other	246,748	4,765	—	(3,318)	(144)	248,051
Total	$1,484,117	$165,313	$(29,293)	$(3,318)	$48	$1,616,867

Additions primarily relate to the acquisitions of Magisto (included in the Vimeo segment) and Fixd Repair (included in the ANGI Homeservices segment). Deductions primarily relate to tax benefits of acquired attributes related to the acquisition of Handy (included in the ANGI Homeservices segment). During the fourth quarter of 2019, the Company recorded an impairment of $3.3 million related to the goodwill of the College Humor Media business (included in the Emerging & Other Segment), which was sold on March 16, 2020.

The December 31, 2020 goodwill balances reflect accumulated impairment losses of $981.3 million and $198.3 million at Search and Dotdash, respectively. The December 31, 2019 goodwill balances reflect accumulated impairment losses of $716.2 million and $198.3 million at Search and Dotdash, respectively, and $14.9 million related to College Humor Media (included in the Emerging & Other segment). As a result of the impairments that were recorded prior to January 1, 2019, the Dotdash reportable segment has no goodwill.

At December 31, 2020 and 2019, intangible assets with definite lives are as follows:

	December 31, 2020
				Weighted-
	Gross			Average
	Carrying	Accumulated		Useful Life
	Amount	Amortization	Net	(Years)

	(In thousands)
Technology	$167,997	$(102,355)	$65,642	4.1
Service professional relationships	97,960	(97,312)	648	3.0
Customer lists and user base	91,887	(33,864)	58,023	4.0
Trade names	53,383	(19,227)	34,156	6.6
Memberships	15,900	(15,900)	—	3.0
Other	10,439	(9,981)	458	3.4
Total	$437,566	$(278,639)	$158,927	4.1

	December 31, 2019
				Weighted-
	Gross			Average
	Carrying	Accumulated		Useful Life
	Amount	Amortization	Net	(Years)

	(In thousands)
Technology	$143,255	$(73,483)	$69,772	4.5
Service professional relationships	99,651	(76,445)	23,206	2.9
Customer lists and user base	44,286	(24,226)	20,060	3.3
Trade names	12,777	(8,082)	4,695	3.5
Memberships	15,900	(11,940)	3,960	3.0
Other	10,439	(7,278)	3,161	3.4
Total	$326,308	$(201,454)	$124,854	3.7

At December 31, 2020, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2021	$62,600
2022	37,982
2023	23,209
2024	11,292
2025	9,040
Thereafter	14,804
Total	$158,927